Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (110,093)	$ (32,302)	$ (10,497)	$ (11,838)	$ (1,645)	$ (174,676)	$ (65,898)	$ (98,200)	$ (20,978)	$ (1,693)
Adjustments to reconcile net loss to net cash provided by operating activities
Management fees	17,653		5,018			36,364	13,560	19,423	5,469
Performance participation allocation	79,552		0			111,934	46	15,061	10,366
Depreciation and amortization	82,453		38,543			197,934	107,993	155,864	38,896
Amortization of deferred financing costs						4,680	2,303	3,183	1,050
Straight-line rent amortization						(9,331)	(6,149)	(8,668)	(829)
Deferred income amortization						(3,044)	(924)	(1,309)	(1,566)
Unrealized (gain) loss on changes in fair value of financial instruments						(23,288)	13,803	9,026	256
Foreign currency loss						16,794
Loss (gain) on sales of real estate-related securities						0	5,789	5,789	(600)
Amortization of restricted stock grants						376	80	128	71	80
Contributions to investments in unconsolidated real estate ventures								(560)
Distributions from investments in unconsolidated real estate ventures						377	276	276	551
Loss (earnings) from unconsolidated real estate ventures	447		666			448	887	1,462	(175)
Other items						739	25	8	20
Change in assets and liabilities
Increase in other assets						(23,009)	(11,837)	(16,806)	(7,950)	(42)
Increase (decrease) in due to affiliates						748	(118)	(355)	460	1,549
Increase in other liabilities						37,049	18,934
Increase in accounts payable, accrued expenses and other liabilities								28,522	26,064	151
Net cash provided by operating activities						174,095	78,770	112,844	51,105	45
Cash flows from investing activities
Acquisitions of real estate						(4,540,828)	(1,891,638)	(2,977,499)	(1,607,245)
Capital improvements to real estate						(21,908)	(13,678)	(20,385)	(7,610)
Investment in unconsolidated real estate ventures						(235)
Origination and purchase of investments in real estate debt						(801,792)	(73,188)	(73,271)	(454,275)
Purchase of real estate-related equity securities						(175,002)
Proceeds from paydown of principal and settlement of real estate-related securities						41,502	111,866	126,729	178,696
Net cash used in investing activities						(5,498,263)	(1,866,638)	(2,944,426)	(1,890,434)
Cash flows from financing activities
Proceeds from issuance of common stock, net						3,583,025	556,857	853,205	761,712	164,674
Offering costs paid						(27,996)	(10,421)	(14,768)	(7,434)	(898)
Subscriptions received in advance						476,520	88,402	113,532	109,718	900
Repurchase of common stock						(39,789)	(28,462)	(43,711)	(206)
Borrowings from mortgage notes and revolving credit facility						2,555,679	1,251,843	2,053,047	996,065
Repayments of mortgage notes and revolving credit facility						(222,111)	(1,628)	(2,385)	(72,906)
(Repayments) borrowings under repurchase agreements, short term net						(42,557)	(81,035)	(38,478)	81,035
Borrowings under secured financings on investments in real estate debt						140,150	114,408	115,796
Proceeds from (Repayments of) Secured Debt						(65,697)
Settlement of repurchase agreements								(50,099)
Payment of deferred financing costs						(26,253)	(7,569)	(13,779)	(8,052)
Contributions from non-controlling interests						3,537	60,192	60,192	12,520
Repurchase of non-controlling interests							(58,837)	(58,837)
Distributions to non-controlling interests						(909)	(1,556)	(1,860)	(384)
Distributions						(68,532)	(24,788)	(35,823)	(8,699)
Net cash provided by financing activities						6,265,067	1,857,406	2,936,032	1,863,369	164,676
Net change in cash and cash equivalents and restricted cash						940,899	69,538	104,450	24,040	164,721
Cash and cash equivalents and restricted cash, beginning of year		258,499				293,411	188,961	188,961	164,921	200
Cash and cash equivalents and restricted cash, end of year	1,234,310	293,411	258,499	188,961	164,921	1,234,310	258,499	293,411	188,961	164,921
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	671,683	128,650	132,342	48,479	164,021	671,683	132,342	128,650	48,479	164,021
Restricted cash	562,627	164,761	126,157	140,482	900	562,627	126,157	164,761	140,482	900
Cash and cash equivalents and restricted cash, end of year	$ 1,234,310	$ 293,411	$ 258,499	$ 188,961	$ 164,921	1,234,310	258,499	293,411	188,961	164,921
Supplemental disclosure of cash flow information:
Cash paid for interest						77,041	48,011
Non-cash investing and financing activities:
Assumption of mortgage notes in conjunction with acquisitions in real estate						156,515			328,664
Accrued stockholder servicing fee due to affiliate						165,508	26,383	36,260	35,640	10,830
Accrued offering costs due to affiliates									1,468	$ 4,375
Right of use asset/liability							6,408	6,408
Redeemable non-controlling interest issued as settlement for performance participation allocation						15,061	10,366	10,366
Accrued distributions						24,756	7,350	8,682	4,216
Distribution reinvestment						58,373	29,314	41,551	$ 11,227
Allocation to redeemable non-controlling interest						$ 5,556	$ 792	$ 1,282